T. ROWE PRICE Small-Cap Value Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.0%
AIRLINES 0.1%
Industrials & Business Services 0.1%
Aspirational Consumer Lifestyle SPAC/Wheels Up PIPE (1)(2) 1,457,300 13,129
Total Airlines 13,129
COMMUNICATION SERVICES 1.8%
Media 1.8%
Advantage Solutions (1) 4,135,523 48,841
Advantage Solutions, Warrants, 12/31/26 (1) 400,000 1,284
Boston Omaha, Class A (1)(3) 1,375,637 40,664
Cable One  35,700 65,272
Liberty Broadband, Class C (1) 222,942 33,475
Saga Communications, Class A (3) 432,112 9,442
Scholastic  1,058,370 31,867
Total Communication Services 230,845
CONSUMER DISCRETIONARY 10.8%
Auto Components 1.9%
Dorman Products (1) 502,800 51,607
Goodyear Tire & Rubber (1) 1,139,500 20,021
Horizon Global (1)(3) 3,361,490 34,724
LCI Industries  492,600 65,161
Strattec Security (3) 366,860 17,206
Visteon (1) 433,600 52,878
241,597
Distributors 0.3%
Pool  108,600 37,493
37,493
Diversified Consumer Services 1.1%
American Public Education (1)(3) 1,339,891 47,740
Perdoceo Education (1) 2,411,239 28,838
Strategic Education  662,512 60,892
137,470
Hotels, Restaurants & Leisure 2.3%
BJ's Restaurants (1) 1,073,016 62,321
Marriott Vacations Worldwide (1) 459,666 80,065
Papa John's International  588,200 52,138
Planet Fitness, Class A (1) 527,600 40,783
Red Robin Gourmet Burgers (1) 582,628 23,241
Texas Roadhouse  210,300 20,176

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $12,311 (1)(4)(5)(6) 1,439,856 12,311
291,035
Household Durables 1.3%
Cavco Industries (1) 356,800 80,498
Meritage Homes (1) 888,864 81,704
162,202
Internet & Direct Marketing Retail 0.5%
Deliveroo Holdings, Acquisition Date: 9/12/17 - 5/16/19,
Cost $10,632 (GBP) (1)(5) 5,985,000 22,532
Figs, Acquisition Date: 10/23/20, Cost $17,528 (1)(4)(5) 227,838 17,528
Framebridge, EC, Acquisition Date: 5/19/20, Cost $2,372 (1)(4)(5) 2,372,290 731
Poshmark, Class A (1)(7) 279,824 11,361
ThredUp, Class A (1) 396,139 9,242
61,394
Leisure Products 0.0%
RAD Power Bikes, Class A, Acquisition Date: 1/22/21,
Cost $5,494 (1)(4)(5) 1,138,910 5,494
5,494
Specialty Retail 2.1%
Aaron's  895,672 23,001
Hibbett Sports (1) 560,500 38,613
Lumber Liquidators Holdings (1)(3) 2,243,905 56,367
Monro  903,000 59,417
Petco Health & Wellness (1)(7) 1,640,452 36,352
Sportsman's Warehouse Holdings (1) 701,540 12,095
Winmark (3) 270,632 50,454
276,299
Textiles, Apparel & Luxury Goods 1.3%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18, Cost $6,158 (1)
(4)(5) 561,510 6,492
Bombas, Acquisition Date: 2/12/21, Cost $14,601 (1)(4)(5) 3,303,766 14,601
Hanesbrands  3,562,800 70,080
On Holding, Acquisition Date: 2/25/20, Cost $9,961 (CHF) (1)(4)(5) 1,095 11,528
Steven Madden  1,784,062 66,474
169,175
Total Consumer Discretionary 1,382,159
CONSUMER STAPLES 2.7%
Beverages 0.5%
Boston Beer, Class A (1) 24,347 29,369
Coca-Cola Consolidated  131,674 38,025
67,394

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
Food & Staples Retailing 0.2%
Grocery Outlet Holding (1) 714,706 26,366
26,366
Food Products 1.9%
Nomad Foods (1) 2,822,000 77,492
Post Holdings (1) 558,154 59,008
Simply Good Foods (1) 1,399,304 42,567
Utz Brands  2,631,626 65,238
244,305
Household Products 0.1%
Oil-Dri (3) 306,738 10,564
10,564
Total Consumer Staples 348,629
ENERGY 5.3%
Energy Equipment & Services 2.4%
Aspen Aerogels (1) 432,505 8,797
Cactus, Class A  1,538,983 47,124
ChampionX (1) 3,303,900 71,794
Dril-Quip (1) 392,000 13,026
Enerflex (CAD)  3,864,400 24,939
Energy Reservoir Holdings, Class A-1, Acquisition Date: 4/30/19,
Cost $20,875 (1)(3)(4)(5)(6) 20,874,541 13,777
Frank's International (1) 8,000,957 28,403
Liberty Oilfield Services, Class A  3,177,700 35,876
NexTier Oilfield Solutions (1) 6,846,202 25,468
Ranger Energy Services (1)(3) 1,029,520 5,642
SEACOR Marine Holdings (1) 969,098 5,165
TechnipFMC  1,825,000 14,089
TETRA Technologies (1) 3,746,600 8,992
303,092
Oil, Gas & Consumable Fuels 2.9%
Advantage Oil & Gas (CAD) (1)(3) 13,596,017 25,641
Devon Energy  3,219,447 70,345
International Seaways  1,315,546 25,495
Kimbell Royalty Partners  1,757,478 17,821
Magnolia Oil & Gas, Class A (1) 4,463,023 51,235
Matador Resources  2,310,160 54,173
REX American Resources (1)(3) 363,000 30,554
Seven Generations Energy, Class A (CAD) (1) 8,142,504 55,074
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $1,314 (1)(4)(5) 435 2,421

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $26,302 (1)(4)(5) 7,197 40,053
372,812
Total Energy 675,904
FINANCIALS 28.0%
Banks 16.8%
American Business Bank (1) 361,959 14,478
Atlantic Capital Bancshares (1) 800,371 19,289
BankUnited  3,002,599 131,964
Burke & Herbert Bank & Trust  9,421 18,371
Columbia Banking System  2,127,035 91,654
CrossFirst Bankshares (1) 1,210,054 16,687
Dime Community Bancshares  581,665 17,531
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $2,923 (1)(4)(5) 292,336 3,508
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $1,436 (1)(4)(5) 143,582 1,723
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (1)(4)(5) 43,592 173
East West Bancorp  663,399 48,959
Eastern Bankshares  1,715,100 33,084
Farmers & Merchants Bank of Long Beach  2,620 20,253
FB Financial  1,429,380 63,550
First Bancshares  708,023 25,921
First Hawaiian  264,229 7,232
Glacier Bancorp  1,124,600 64,192
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $5,034 (1)(4)(5) 503,404 3,423
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (1)(4)(5) 100,220 257
HarborOne Bancorp (3) 3,602,873 48,531
Heritage Commerce  917,942 11,217
Heritage Financial  1,032,533 29,159
Home BancShares  5,318,096 143,854
Howard Bancorp (1)(3) 1,317,185 21,655
Independent Bank  433,251 36,475
Independent Bank Group  812,480 58,694
John Marshall Bancorp (1)(3) 1,062,456 18,274
Live Oak Bancshares (3) 2,100,386 143,855
National Bank Holdings, Class A (3) 1,788,059 70,950
Origin Bancorp  828,080 35,119
Pacific Premier Bancorp  1,243,100 54,000
Pinnacle Financial Partners  1,432,333 126,991
Popular  1,049,500 73,801
Preferred Bank (3) 827,358 52,686

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
Professional Holding, Class A (1) 652,557 11,987
Prosperity Bancshares  742,100 55,576
Sandy Spring Bancorp  702,730 30,520
South State  1,148,154 90,142
Southern First Bancshares (1) 348,296 16,328
SVB Financial Group (1) 84,100 41,517
Texas Capital Bancshares (1) 838,100 59,438
Towne Bank  2,603,775 79,155
Webster Financial  1,245,173 68,621
Western Alliance Bancorp  2,041,254 192,776
2,153,570
Capital Markets 2.3%
AssetMark Financial Holdings (1) 287,284 6,705
Bluescape Opportunities Acquisition (1) 959,414 10,227
dMY Technology Group II, Class A (1)(7) 376,400 5,537
FTAC Olympus Acquisition, Class A (1) 622,300 6,578
FTAC Olympus Acquisition SPAC/Payoneer PIPE (1)(2) 712,791 6,781
Hercules Capital (7) 1,474,500 23,636
Houlihan Lokey  909,027 60,460
Main Street Capital (7) 554,200 21,697
Open Lending, Class A (1) 476,905 16,892
OTC Markets Group, Class A  462,185 18,372
Safeguard Scientifics (1) 474,100 3,233
StepStone Group, Class A  1,376,675 48,555
Virtus Investment Partners  287,542 67,716
296,389
Consumer Finance 1.2%
Green Dot, Class A (1) 1,082,900 49,586
Nerdwallet, Class A, Acquisition Date: 3/18/20, Cost $10,575 (1)
(4)(5) 1,510,726 10,575
PRA Group (1) 515,064 19,093
PROG Holdings  1,630,873 70,601
149,855
Diversified Financial Services 0.0%
Stash Financial, Acquisition Date: 1/6/21 - 1/26/21,
Cost $1,244 (1)(4)(5) 38,630 1,303
1,303
Insurance 2.0%
Axis Capital Holdings  80,747 4,003
BRP Group, Class A (1) 2,019,672 55,036
Employers Holdings  267,900 11,536
James River Group Holdings  900,833 41,096
Palomar Holdings (1) 487,186 32,661
ProAssurance  1,913,500 51,205

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
Safety Insurance Group  290,100 24,441
State Auto Financial  1,743,459 34,363
254,341
Mortgage Real Estate Investment Trusts 1.7%
Blackstone Mortgage Trust, Class A, REIT  560,657 17,380
Capstead Mortgage, REIT  3,690,077 22,989
Hannon Armstrong Sustainable Infrastructure Capital, REIT (7) 2,203,100 123,594
PennyMac Mortgage Investment Trust, REIT  2,627,435 51,498
215,461
Thrifts & Mortgage Finance 4.0%
Columbia Financial (1) 959,500 16,772
FS Bancorp (3) 289,800 19,475
Kearny Financial  3,802,953 45,940
Meridian Bancorp  2,405,918 44,317
PCSB Financial (3) 1,045,246 17,361
PDL Community Bancorp (1)(3) 1,029,104 11,433
PennyMac Financial Services  1,646,294 110,088
Provident Bancorp (3) 1,231,207 17,729
Radian Group  3,608,358 83,894
Walker & Dunlop  315,896 32,455
WSFS Financial  2,241,688 111,614
511,078
Total Financials 3,581,997
HEALTH CARE 7.0%
Biotechnology 1.8%
Acceleron Pharma (1) 182,159 24,703
Blueprint Medicines (1) 145,082 14,106
Denali Therapeutics (1) 256,300 14,635
Fate Therapeutics (1) 146,900 12,112
Insmed (1) 206,500 7,033
Karuna Therapeutics (1) 96,158 11,561
Kodiak Sciences (1) 189,141 21,447
Nurix Therapeutics (1) 202,956 6,310
Progenic Pharmaceuticals, CVR (7) 1,146,000 —
Prothena (1) 235,213 5,909
Radius Health (1) 990,290 20,657
Replimune Group (1) 291,998 8,909
Rocket Pharmaceuticals (1) 284,900 12,641
Sage Therapeutics (1) 113,100 8,465
Turning Point Therapeutics (1) 64,789 6,128
Twist Bioscience (1) 91,963 11,391
Ultragenyx Pharmaceutical (1) 216,399 24,639

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
Xencor (1) 395,885 17,047
227,693
Health Care Equipment & Supplies 2.0%
Atrion  83,823 53,757
Avanos Medical (1) 645,431 28,231
Envista Holdings (1) 1,582,489 64,566
JAND, Class A, Acquisition Date: 3/9/18, Cost $4,644 (1)(4)(5) 295,474 7,248
Lantheus Holdings (1) 741,339 15,842
Mesa Laboratories  69,715 16,976
Ortho Clinical Diagnostics Holdings (1) 1,364,938 26,336
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,910 (1)(4)
(5) 2,631,808 4,421
Quidel (1) 180,029 23,031
Utah Medical Products (3) 186,719 16,170
256,578
Health Care Providers & Services 2.4%
Covetrus (1) 1,268,462 38,016
Ensign Group  837,806 78,620
Innovage Holding (1) 197,291 5,088
Molina Healthcare (1) 58,654 13,711
Option Care Health (1) 2,144,531 38,044
Pennant Group (1) 941,916 43,140
Select Medical Holdings (1) 2,857,434 97,438
314,057
Health Care Technology 0.6%
Alignment Healthcare, Acquisition Date: 2/28/20, Cost $8,625 (1)
(5) 1,068,671 22,264
Certara (1) 458,978 12,530
Phreesia (1) 735,124 38,300
73,094
Life Sciences Tools & Services 0.2%
Berkeley Lights (1) 101,626 5,104
Seer (1)(7) 117,091 5,857
Seer, Class A, Acquisition Date: 12/8/20, Cost $3,847 (1)(5) 202,465 9,621
20,582
Pharmaceuticals 0.0%
Arvinas (1) 76,997 5,090
5,090
Total Health Care 897,094
INDUSTRIALS & BUSINESS SERVICES 16.5%
Aerospace & Defense 1.0%
Parsons (1) 949,660 38,404

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
Triumph Group (1)(3) 4,687,486 86,156
124,560
Airlines 0.2%
Alclear Holdings, Class B, Acquisition Date: 12/13/18,
Cost $9,877 (1)(4)(5)(6) 43,898 12,730
Sun Country Airlines Holdings (1) 203,286 6,969
19,699
Building Products 2.0%
CSW Industrials  478,000 64,530
Insteel Industries  935,185 28,841
JELD-WEN Holding (1) 1,667,000 46,159
Resideo Technologies (1) 1,023,481 28,914
UFP Industries  1,234,100 93,594
262,038
Commercial Services & Supplies 1.9%
ABM Industries  432,800 22,077
Brady, Class A  1,194,200 63,830
MSA Safety  306,600 45,996
Stericycle (1) 1,076,200 72,654
Tetra Tech  174,200 23,643
UniFirst  87,100 19,485
247,685
Construction & Engineering 0.8%
Aegion (1) 1,242,198 35,713
Ameresco, Class A (1) 378,000 18,382
Valmont Industries  219,600 52,193
106,288
Electrical Equipment 1.3%
Array Technologies (1) 825,132 24,605
Regal Beloit  228,000 32,531
Shoals Technologies Group, Class A (1) 1,103,029 38,363
Thermon Group Holdings (1) 1,621,323 31,600
Vertiv Holdings  1,757,934 35,159
162,258
Machinery 4.4%
Alamo Group  213,500 33,338
Blue Bird (1) 1,293,500 32,376
Chart Industries (1) 248,600 35,388
CIRCOR International (1)(3) 1,028,935 35,828
Enerpac Tool Group  1,952,000 50,986
ESCO Technologies  624,800 68,035
Helios Technologies  908,334 66,190
Hillenbrand  462,200 22,052

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
Hydrofarm Holdings Group (1) 60,369 3,641
John Bean Technologies  114,700 15,294
RBC Bearings (1) 79,882 15,718
Rexnord  1,918,600 90,347
SPX (1) 825,600 48,108
Timken  589,800 47,874
565,175
Marine 0.4%
Matson  698,600 46,597
SEACOR Holdings (1) 188,182 7,668
54,265
Professional Services 1.2%
Clarivate (1) 1,146,489 30,256
FTI Consulting (1) 169,200 23,707
Korn Ferry  867,000 54,075
Upwork (1) 994,846 44,539
152,577
Road & Rail 1.2%
Landstar System  455,700 75,218
Ryder System  811,300 61,375
U.S. Xpress Enterprises, Class A (1) 1,295,795 15,225
151,818
Trading Companies & Distributors 2.1%
Air Lease  730,600 35,799
Beacon Roofing Supply (1) 1,829,700 95,730
McGrath RentCorp  698,102 56,302
Rush Enterprises, Class A  598,750 29,836
Univar Solutions (1) 2,588,600 55,758
273,425
Total Industrials & Business Services 2,119,788
INFORMATION TECHNOLOGY 6.2%
Communications Equipment 0.7%
Harmonic (1)(3) 10,942,590 85,790
85,790
Electronic Equipment, Instruments & Components 2.1%
Belden (3) 2,555,400 113,383
Knowles (1) 1,771,300 37,056
Littelfuse  428,900 113,418
263,857
IT Services 0.5%
Afterpay (AUD) (1) 70,029 5,469

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
I3 Verticals, Class A (1)(3) 1,120,854 34,887
Megaport (AUD) (1) 3,583,955 30,281
70,637
Semiconductors & Semiconductor Equipment 1.9%
Entegris  909,500 101,682
Lattice Semiconductor (1) 1,202,069 54,117
MaxLinear (1) 1,216,300 41,452
Onto Innovation (1) 402,871 26,473
Semtech (1) 340,596 23,501
247,225
Software 1.0%
Apiture, Acquisition Date: 7/1/20, Cost $7,412 (1)(4)(5) 467,672 7,412
Ceridian HCM Holding (1) 553,557 46,648
Checkr, Acquisition Date: 6/29/18, Cost $866 (1)(4)(5) 70,474 1,726
Descartes Systems Group (1) 239,400 14,582
nCino (1) 441,674 29,468
Olo, Class A (1) 379,941 10,027
Toast, Acquisition Date: 9/14/18 - 11/14/18, Cost $1,094 (1)(4)(5) 40,202 5,165
Workiva (1) 122,900 10,847
Zenpayroll, Acquisition Date: 8/18/20 - 11/9/20, Cost $7,473 (1)
(4)(5) 559,515 7,448
133,323
Total Information Technology 800,832
MATERIALS 6.0%
Chemicals 2.3%
AgroFresh Solutions (1)(3) 5,956,544 11,913
American Vanguard  1,297,500 26,482
Atotech (1) 2,030,238 41,112
Element Solutions  1,350,400 24,699
Hawkins  797,700 26,739
Minerals Technologies  831,400 62,621
Orion Engineered Carbons  2,719,291 53,625
Quaker Chemical  219,200 53,434
300,625
Containers & Packaging 0.3%
Myers Industries (3) 1,873,443 37,019
37,019
Metals & Mining 2.5%
Alcoa (1) 2,259,700 73,418
Carpenter Technology  1,794,500 73,844
Constellium (1) 5,334,600 78,418
ERO Copper (CAD) (1) 2,921,766 50,289

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
Reliance Steel & Aluminum  317,900 48,413
324,382
Paper & Forest Products 0.9%
Clearwater Paper (1)(3) 1,104,479 41,551
Stella-Jones (CAD)  588,880 23,889
West Fraser Timber (CAD) (7) 783,300 56,352
121,792
Total Materials 783,818
REAL ESTATE 7.6%
Equity Real Estate Investment Trusts 6.1%
American Campus Communities, REIT  785,617 33,915
Apartment Investment & Management, Class A, REIT  4,414,100 27,103
Cedar Realty Trust, REIT (3) 1,842,294 27,450
CubeSmart, REIT  1,011,600 38,269
EastGroup Properties, REIT  436,400 62,528
Essential Properties Realty Trust, REIT  1,294,145 29,545
Healthcare Realty Trust, REIT  2,253,892 68,338
JBG SMITH Properties, REIT  2,460,142 78,208
Pebblebrook Hotel Trust, REIT  1,911,500 46,430
PotlatchDeltic, REIT  1,221,746 64,655
PS Business Parks, REIT  447,900 69,236
Safehold, REIT  432,300 30,304
Saul Centers, REIT (3) 1,166,206 46,777
Sunstone Hotel Investors, REIT  4,366,210 54,403
Terreno Realty, REIT  1,730,400 99,965
Washington Real Estate Investment Trust, REIT  302,300 6,681
783,807
Real Estate Management & Development 1.5%
FirstService  470,700 69,753
Opendoor Technologies (1) 2,172,397 46,033
St. Joe  1,745,638 74,888
190,674
Total Real Estate 974,481
UTILITIES 3.9%
Electric Utilities 1.2%
IDACORP  575,100 57,493
MGE Energy  777,437 55,501
PNM Resources  686,675 33,682
Portland General Electric  162,300 7,704
154,380
Gas Utilities 1.6%
Chesapeake Utilities  757,880 87,975

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
ONE Gas  1,135,200 87,308
RGC Resources (3) 453,971 10,069
Southwest Gas Holdings  234,400 16,106
201,458
Independent Power & Renewable Electricity Producers 0.3%
NextEra Energy Partners  603,000 43,947
43,947
Multi-Utilities 0.2%
NorthWestern  316,200 20,616
20,616
Water Utilities 0.6%
California Water Service Group  597,200 33,646
Middlesex Water  317,837 25,115
SJW Group  278,306 17,531
76,292
Total Utilities 496,693
Total Miscellaneous Common Stocks  0.1% (8) 18,548
Total Common Stocks (Cost $7,245,368) 12,323,917
CONVERTIBLE PREFERRED STOCKS 3.0%
CONSUMER DISCRETIONARY 0.6%
Hotels, Restaurants & Leisure 0.5%
Cava Group, Series E, Acquisition Date: 6/23/20 - 3/26/21,
Cost $17,572 (1)(4)(5) 695,708 26,180
Cava Group, Series F, Acquisition Date: 3/26/21, Cost $14,389 (1)
(4)(5) 382,387 14,389
Sweetgreen, Series G, Acquisition Date: 8/15/16 - 2/27/18,
Cost $10,075 (1)(4)(5) 1,119,428 16,993
Sweetgreen, Series I, Acquisition Date: 9/13/19, Cost $3,143 (1)
(4)(5) 183,785 2,790
Torchys Holdings, Acquisition Date: 11/13/20, Cost $2,539 (1)(4)
(5)(6) 282,711 2,539
62,891
Internet & Direct Marketing Retail 0.0%
Minted, Series E, Acquisition Date: 10/30/18, Cost $5,471 (1)(4)(5) 406,249 2,600
2,600
Leisure Products 0.0%
RAD Power Bikes, Series C, Acquisition Date: 1/22/21,
Cost $5,494 (1)(4)(5) 1,138,910 5,494
5,494

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
Textiles, Apparel & Luxury Goods 0.1%
Allbirds, Series A, Acquisition Date: 10/10/18, Cost $2,022 (1)(4)
(5) 184,315 2,131
Allbirds, Series B, Acquisition Date: 10/10/18, Cost $355 (1)(4)(5) 32,380 375
Allbirds, Series C, Acquisition Date: 10/9/18, Cost $3,394 (1)(4)(5) 309,470 3,578
Allbirds, Series E, Acquisition Date: 9/22/20, Cost $7,403 (1)(4)(5) 640,264 7,403
Allbirds, Series Seed, Acquisition Date: 10/10/18, Cost $1,086 (1)
(4)(5) 99,030 1,145
14,632
Total Consumer Discretionary 85,617
CONSUMER STAPLES 0.3%
Food Products 0.3%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $15,529 (1)(4)(5) 841,026 27,802
Farmers Business Network, Series E, Acquisition Date: 2/11/19,
Cost $3,362 (1)(4)(5) 144,247 4,768
Farmers Business Network, Series F, Acquisition Date: 7/31/20,
Cost $881 (1)(4)(5) 26,661 881
Total Consumer Staples 33,451
FINANCIALS 0.2%
Diversified Financial Services 0.2%
Stash Financial, Series F, Acquisition Date: 4/24/20,
Cost $11,157 (1)(4)(5) 445,224 16,686
Stash Financial, Series G, Acquisition Date: 1/26/21,
Cost $12,559 (1)(4)(5) 335,107 12,559
Total Financials 29,245
HEALTH CARE 0.3%
Health Care Equipment & Supplies 0.1%
JAND, Series E, Acquisition Date: 3/9/18, Cost $5,729 (1)(4)(5) 364,498 8,941
JAND, Series F, Acquisition Date: 4/3/20, Cost $4,986 (1)(4)(5) 255,789 6,275
15,216
Health Care Providers & Services 0.1%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $8,981 (1)(4)(5) 3,729,550 8,981
8,981
Life Sciences Tools & Services 0.1%
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,453 (1)(4)(5) 472,388 6,453
6,453
Total Health Care 30,650

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
INDUSTRIALS & BUSINESS SERVICES 0.3%
Aerospace & Defense 0.1%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $14,587 (1)(4)(5) 323,903 14,587
14,587
Electrical Equipment 0.0%
Tonian Holdings, Series A, Non-Voting Shares, Acquisition Date:
1/15/21 - 2/11/21, Cost $2,141 (1)(3)(4)(5) 2,138,869 2,139
Tonian Holdings, Series A, Voting Shares, Acquisition Date:
1/15/21 - 2/11/21, Cost $2,993 (1)(3)(4)(5) 2,990,619 2,990
5,129
Machinery 0.1%
Xometry, Series A-2, Acquisition Date: 7/20/20, Cost $804 (1)(4)(5) 83,914 809
Xometry, Series B, Acquisition Date: 7/20/20, Cost $276 (1)(4)(5) 28,804 278
Xometry, Series C, Acquisition Date: 7/20/20, Cost $291 (1)(4)(5) 29,934 288
Xometry, Series D, Acquisition Date: 7/20/20, Cost $228 (1)(4)(5) 23,230 224
Xometry, Series E, Acquisition Date: 7/20/20, Cost $2,289 (1)(4)(5) 168,013 2,289
Xometry, Series Seed-1, Acquisition Date: 9/4/20, Cost $1,266 (1)
(4)(5) 158,292 1,266
Xometry, Series Seed-2, Acquisition Date: 9/4/20, Cost $557 (1)
(4)(5) 69,641 557
5,711
Road & Rail 0.1%
Convoy, Series D, Acquisition Date: 10/30/19, Cost $19,800 (1)(4)
(5) 1,462,353 17,036
17,036
Total Industrials & Business Services 42,463
INFORMATION TECHNOLOGY 1.2%
Software 1.2%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $4,046 (1)(4)(5) 296,360 7,258
Mesosphere, Series D, Acquisition Date: 5/4/18, Cost $13,430 (1)
(4)(5) 1,214,930 2,709
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,195 (1)(4)(5) 857,551 11,195
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $9,505 (1)(4)(5) 627,251 9,505
Toast, Series B, Acquisition Date: 9/14/18, Cost $171 (1)(4)(5) 9,907 1,273
Toast, Series D, Acquisition Date: 6/27/18, Cost $12,505 (1)(4)(5) 722,552 92,826
Zenpayroll, Series B, Acquisition Date: 8/18/20, Cost $1,746 (1)
(4)(5) 129,187 1,720
Zenpayroll, Series B-2, Acquisition Date: 8/18/20, Cost $3,259 (1)
(4)(5) 241,168 3,210

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
Zenpayroll, Series C, Acquisition Date: 7/16/18, Cost $5,412 (1)
(4)(5) 711,894 9,477
Zenpayroll, Series D, Acquisition Date: 7/16/19, Cost $7,227 (1)
(4)(5) 542,859 7,227
Total Information Technology 146,400
MATERIALS 0.1%
Chemicals 0.1%
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $11,381 (1)(4)
(5) 275,749 11,381
Total Materials 11,381
Total Convertible Preferred Stocks (Cost $267,689) 379,207
SHORT-TERM INVESTMENTS 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 0.04% (3)(9) 165,525,862 165,526
Total Short-Term Investments (Cost $165,526) 165,526
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.0%
Short-Term Funds 0.0%
T. Rowe Price Short-Term Fund, 0.08% (3)(9) 349,340 3,493
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 3,493
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.1%
Short-Term Funds 0.1%
T. Rowe Price Short-Term Fund, 0.08% (3)(9) 1,190,549 11,906
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 11,906
Total Securities Lending Collateral (Cost $15,399) 15,399
Total Investments in Securities 100.4%
(Cost $7,693,982) $ 12,884,049
Other Assets Less Liabilities (0.4)% (45,106)
Net Assets 100.0% $ 12,838,943

T. ROWE PRICE Small-Cap Value Fund

.
.
.
.
.
.
.
.
.
.
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at
March 31, 2021, was $21,701 and was valued at $19,910 (0.2% of net assets).
(3) Affiliated Companies
(4) Level 3 in fair value hierarchy.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $625,672 and represents 4.9% of net assets.
(6) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(7) All or a portion of this security is on loan at March 31, 2021.
(8) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(9) Seven-day yield
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
GBP British Pound
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SPAC Special Purpose Acquisition Company

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Advantage Oil & Gas  $ 63 $ 5,975 $ —
Aegion  19,808 9,751 —
AgroFresh Solutions  (118) (1,492) —
American Business Bank  33 2,934 —
American Public Education  84 10,828 —
Belden  537 5,804 127
Boston Omaha, Class A  162 2,496 —
Cedar Realty Trust, REIT  81 8,730 122
CIRCOR International  178 (3,456) —
Clearwater Paper  260 (371) —
Energy Reservoir Holdings, Class A-1  — (1) —
FS Bancorp  72 3,493 73
HarborOne Bancorp  133 9,293 —
Harmonic  398 4,553 —
Horizon Global  180 5,682 —
Howard Bancorp  46 6,073 —
I3 Verticals, Class A  158 (2,487) —
John Marshall Bancorp  41 3,017 —
Live Oak Bancshares  647 43,635 63
Lumber Liquidators Holdings  394 (12,994) —
Myers Industries  146 (1,757) 203
National Bank Holdings, Class A  259 12,159 377
Oil-Dri  644 (451) 87
PCSB Financial  41 659 42
PDL Community Bancorp  13 605 —
Preferred Bank  304 10,654 249
Provident Bancorp  15 2,945 37
Ranger Energy Services  (23) 1,926 —
REX American Resources  102 3,801 —
RGC Resources  3 (632) 70
Saga Communications, Class A  37 (966) —
Saul Centers, REIT  65 9,790 620
Sportsman's Warehouse Holdings  34,000 (34,351) —
Strattec Security  102 (1,007) —

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Tonian Holdings, Series A, Voting Shares  $ — $ (3) $ —
Tonian Holdings, Series A, Non-Voting Shares  — (2) —
Triumph Group  96 26,858 —
Utah Medical Products  79 352 53
Winmark  203 50 67
T. Rowe Price Government Reserve Fund, 0.04% — — 19
T. Rowe Price Short-Term Fund, 0.08% — — —++
Totals $ 59,243# $ 132,093 $ 2,209+

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
Advantage Oil & Gas  $ 13,605 $ 6,147 $ 86 $ 25,641
Aegion  66,189 207 40,434 *
AgroFresh Solutions  13,620 35 250 11,913
American Business Bank  11,578 33 67 *
American Public Education  * 19,558 140 47,740
Belden  106,313 1,569 303 113,383
Boston Omaha, Class A  38,219 105 156 40,664
Cedar Realty Trust, REIT  18,762 41 83 27,450
CIRCOR International  * 6,881 71 35,828
Clearwater Paper  40,562 1,399 39 41,551
Energy Reservoir Holdings,
Class A-1  13,777 1 — 13,777
FS Bancorp  14,791 1,242 51 19,475
HarborOne Bancorp  39,311 117 190 48,531
Harmonic  81,249 232 244 85,790
Horizon Global  29,012 81 51 34,724
Howard Bancorp  15,629 47 94 21,655
I3 Verticals, Class A  37,385 99 110 34,887
John Marshall Bancorp  15,075 264 82 18,274
Live Oak Bancshares  100,145 289 214 143,855
Lumber Liquidators Holdings  68,058 1,390 87 56,367
Myers Industries  * 8,765 99 37,019
National Bank Holdings, Class
A  58,855 179 243 70,950
Oil-Dri  11,443 32 460 10,564
PCSB Financial  16,741 49 88 17,361
PDL Community Bancorp  10,867 30 69 11,433
Preferred Bank  41,959 120 47 52,686
Provident Bancorp  14,844 43 103 17,729
Ranger Energy Services  3,766 11 61 5,642
REX American Resources  26,795 97 139 30,554
RGC Resources  * 1,776 68 10,069
Saga Communications, Class A  9,872 568 32 9,442
Saul Centers, REIT  37,120 110 243 46,777
Sportsman's Warehouse
Holdings  60,963 165 14,682 *
Strattec Security  18,197 51 35 17,206
Tonian Holdings, Series A,
Voting Shares  — 2,993 — 2,990

T. ROWE PRICE Small-Cap Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
Tonian Holdings, Series A, Non-
Voting Shares  $ — $ 2,141 $ — $ 2,139
Triumph Group  54,414 5,277 393 86,156
Utah Medical Products  15,825 44 51 16,170
Winmark  46,254 4,296 146 50,454
T. Rowe Price Government
Reserve Fund, 0.04% 103,930  ¤  ¤ 165,526
T. Rowe Price Short-Term Fund,
0.08% 59,676  ¤  ¤ 15,399
Total $ 1,497,771^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,209 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,177,584.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Small-Cap Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Small-Cap Value Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Small-Cap Value Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Small-Cap Value Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Small-Cap Value Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on
Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2021, totaled $39,278,000 for the period ended March 31,
2021. During the period, transfers out of Level 3 were because observable market data became available for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 11,767,060 $ 346,261 $ 210,596 $ 12,323,917
Convertible Preferred Stocks — — 379,207 379,207
Short-Term Investments 165,526 — — 165,526
Securities Lending Collateral 15,399 — — 15,399
Total $ 11,947,985 $ 346,261 $ 589,803 $ 12,884,049
($000s)
Beginning
Balance
1/1/21
Gain (Loss)
During
Period
Total
Purchases
Transfer
Out of
Level 3
Ending
Balance
3/31/21
Investment in Securities
Common Stocks $ 195,528 $ 2,469 $ 21,339 $ (8,740) $ 210,596
Convertible Preferred Stocks 279,859 36,809 81,789 (19,250) 379,207
Total $ 475,387 $ 39,278 $ 103,128 $ (27,990) $ 589,803

T. ROWE PRICE Small-Cap Value Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level
3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase in
Input**
Common
Stock
$ 210,596 Recent
comparable
transaction
price(s)
—# —# —# —#
Expected
Present Value
Discount Rate
for Cost of
Equity
20% 20% Decrease
Discount
for Lack of
Collectability
25%
- 75%
50% Decrease
Timing of
Events
2.26 –
4.20 yrs
3.24 yrs Decrease
Market
comparable
Enterprise
Value to Sales
Multiple
2.7x
– 4.8x
3.0x Increase
Sales Growth
Rate
19% 19% Increase
Enterprise
Value to Gross
Profit Multiple
7.5x
– 15.2x
12.4x Increase
Gross Profit
Growth Rate
21% 21% Increase
Enterprise
Value to
EBITDA
Multiple
10.0x
– 15.6x
11.1x Increase

T. ROWE PRICE Small-Cap Value Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase in
Input**
EBITDA Growth
Rate
29% 29% Increase
Price to
Tangible Book
Value Multiple
0.9x
– 1.0x
1.0x Increase
Tangible Book
Value Growth
Rate
23% 23% Increase
Projected
Enterprise
Value to
EBITDA
Multiple
12.0x 12.0x Increase
Discount
for Lack of
Marketability
10% 10% Decrease
Options Pricing
Model
Private
Company
Valuation
—# —# —#
Risk-Free Rate 3% 3% Increase
Volatility 38%
- 43%
41% Increase
Discount
for Lack of
Marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 379,207 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
Comparable
Enterprise
Value to Sales
Multiple
1.4x
– 3.7x
2.5x Increase
Sales Growth
Rate
10%
- 21%
16% Increase

T. ROWE PRICE Small-Cap Value Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
F46-054Q1 03/21
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase in
Input**
Enterprise
Value to Gross
Profit Multiple
3.1x
– 15.2x
10.5x Increase
Gross Profit
Growth Rate
11%
- 23%
17% Increase
Discount
for Lack of
Marketability
10% 10% Decrease
Options Pricing
Model
Private
Company
Valuation
—# —# —#
Risk-Free Rate 3% 3% Increase
Volatility 38% 38% Increase